Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 258
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets in the Master Trust.

	December 31, 2025		December 31, 2024
(In thousands)	Plan	Master Trust	Plan	Master Trust
Legacy Enviri common stock	$5,622	$8,925	$2,676	$4,208
Money market mutual fund	117	186	57	89
Total	$5,739	$9,111	$2,733	$4,297

The changes in net assets of the Master Trust for the year ended December 31, 2025 consist of the following:

(In thousands)	Plan	Master Trust
Net investment income (loss)	$3,404	$5,318
Net transfers in (out)	(398)	(504)
Net increase (decrease) in assets	3,006	4,814
Net assets:
Beginning of year	2,733	4,297
End of year	$5,739	$9,111